Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	ETF Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001467831
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 22, 2020
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
ETFMG Prime Junior Silver Miners ETF Series
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ETFMG Prime Junior Silver Miners ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the

Prospectus
dated January 31, 2020, as previously supplemented

of the

ETFMG Prime Junior Silver Miners ETF (SILJ)
(the “Fund”)
June 22, 2020
Effective immediately, the third paragraph of the “Principal Investment Strategies” section is revised to read as follows:
The Index tracks the performance of the equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of small-capitalization companies actively engaged in silver refining, mining, or exploration (“Junior Silver Companies”). “Junior” is a term used in reference to small capitalization exploration companies. Junior Silver Companies include pure play companies that generate more than 50% of their revenue from silver mining activities and non-pure play companies that generate 50% or less of their revenue from silver mining activities. The stocks are weighted according to a modified market capitalization that is based upon the percentage of company revenues generated from silver mining activities such that, when weighting Junior Silver Companies, the market cap of a pure play company is multiplied by a factor of three and the market cap of a non-pure play company is multiplied by a factor of one. The five stocks with the highest adjusted market capitalization are assigned a weight of 13%, 11%, 9%, 7%, and 5% respectively with all remaining stocks weighted pro rata based on their relative adjusted market capitalization, subject to a cap of 4.5%. The securities of each company in the Index must also be listed on a securities exchange.
Effective immediately, the seventh, eighth, and ninth paragraphs of the “Principal Investment Strategies” section are revised to read as follows:
Junior Silver Companies are then screened as of the Selection Date for investibility to determine initial inclusion (e.g., must not be listed on an exchange in a country which employs certain restrictions on foreign capital investment), a minimum market capitalization of $20 million, a maximum market capitalization of $3 billion, and an operating company structure (as opposed to a pass-through security). The Index Provider may include companies in the Index with a market capitalization within 5% of the above thresholds as of the Selection Date to account for short term fluctuations in market capitalization resulting from changes in a security’s price.
The weightings of the constituents of the Index are further modified in that the cumulative weight of all constituents with an individual weight of 5% or greater may not in the aggregate account for more than 50% of the weight of the Index as of the Selection Day. Further, the cumulative weight of all components with a market capitalization of less than US $100 million may not in the aggregate account for more than 10% of the weight of the Index as of the Selection Day.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Index tracks the performance of the equity securities (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of small-capitalization companies actively engaged in silver refining, mining, or exploration (“Junior Silver Companies”). “Junior” is a term used in reference to small capitalization exploration companies. Junior Silver Companies include pure play companies that generate more than 50% of their revenue from silver mining activities and non-pure play companies that generate 50% or less of their revenue from silver mining activities. The stocks are weighted according to a modified market capitalization that is based upon the percentage of company revenues generated from silver mining activities such that, when weighting Junior Silver Companies, the market cap of a pure play company is multiplied by a factor of three and the market cap of a non-pure play company is multiplied by a factor of one. The five stocks with the highest adjusted market capitalization are assigned a weight of 13%, 11%, 9%, 7%, and 5% respectively with all remaining stocks weighted pro rata based on their relative adjusted market capitalization, subject to a cap of 4.5%. The securities of each company in the Index must also be listed on a securities exchange.
Junior Silver Companies are then screened as of the Selection Date for investibility to determine initial inclusion (e.g., must not be listed on an exchange in a country which employs certain restrictions on foreign capital investment), a minimum market capitalization of $20 million, a maximum market capitalization of $3 billion, and an operating company structure (as opposed to a pass-through security). The Index Provider may include companies in the Index with a market capitalization within 5% of the above thresholds as of the Selection Date to account for short term fluctuations in market capitalization resulting from changes in a security’s price.
The weightings of the constituents of the Index are further modified in that the cumulative weight of all constituents with an individual weight of 5% or greater may not in the aggregate account for more than 50% of the weight of the Index as of the Selection Day. Further, the cumulative weight of all components with a market capitalization of less than US $100 million may not in the aggregate account for more than 10% of the weight of the Index as of the Selection Day.

Supplement Closing [Text Block]	ck0001467831_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus for future reference.
ETFMG Prime Junior Silver Miners ETF Series | ETFMG Prime Junior Silver Miners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SILJ